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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Endeavour Capital Advisors, Inc. (1)
Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn M. Hofsess
Title: Chief Financial Officer
Phone: 203-618-0101

Signature, Place, and Date of Signing:


         /s/ Glenn M. Hofsess                Greenwich, CT           05/15/09
--------------------------------------   ---------------------   ---------------
                (Name)                       (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 30 items

Form 13F Information Table Value Total: $67,051 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          ITEM 1                 ITEM 2       ITEM 3      ITEM 4          ITEM 5       ITEM 6    ITEM 7         ITEM 8
                                                                                                           Voting    Voting
                                                       Market Value  Shares /        Investment  Other   Authority Authority
      Name of Issuer         Title of Class    CUSIP    (X $1,000)   Prn Amt. SH/PRN Discretion Managers    Sole      None
---------------------------- --------------- --------- ------------ --------- ------ ---------- -------- --------- ---------
ACE LTD                            SHS       H0023R105     3,041       75,270   SH      SOLE      NONE      36,605    38,665
ALLIED WRLD ASSUR COM HLDG L       SHS       G0219G203       572       15,044   SH      SOLE      NONE       9,656     5,388
AON CORP                           COM       037389103     4,927      120,700   SH      SOLE      NONE      58,442    62,258
ARCH CAP GROUP LTD                 ORD       G0450A105     5,025       93,290   SH      SOLE      NONE      42,535    50,755
CHUBB CORP                         COM       171232101     6,297      148,800   SH      SOLE      NONE      77,350    71,450
DISCOVERY COMMUNICATNS NEW      COM SER A    25470F104       679       42,400   SH      SOLE      NONE      42,400         0
FIRST HORIZON NATL CORP            COM       320517105     2,260      210,427   SH      SOLE      NONE     118,185    92,242
FREEPORT-MCMORAN COPPER & GO    PFD CONV     35671D782       777       12,100   SH      SOLE      NONE      12,100         0
GRACE W R & CO DEL NEW             COM       38388F108     1,277      202,082   SH      SOLE      NONE     202,082         0
HILLTOP HOLDINGS INC               COM       432748101     2,564      224,892   SH      SOLE      NONE     146,782    78,110
HUNTSMAN CORP                      COM       447011107       667      213,100   SH      SOLE      NONE     213,100         0
IPC HLDGS LTD                      ORD       G4933P101     5,066      187,344   SH      SOLE      NONE     110,514    76,830
ISHARES SILVER TRUST             ISHARES     46428Q109       554       43,300   SH      SOLE      NONE      43,300         0
NEW YORK CMNTY BANCORP INC         COM       649445103     7,581      678,692   SH      SOLE      NONE     678,692         0
NII HLDGS INC                NOTE 3.125% 6/1 62913FAJ1       114      184,000   SH      SOLE      NONE     184,000         0
PEABODY ENERGY CORP                COM       704549104     1,117       44,589   SH      SOLE      NONE      44,589         0
PEOPLES UNITED FINANCIAL INC       COM       712704105     3,753      208,833   SH      SOLE      NONE           0   208,833
PLATINUM UNDERWRITER HLDGS L       COM       G7127P100     2,574       90,770   SH      SOLE      NONE      35,883    54,887
PRECISION CASTPARTS CORP           COM       740189105     1,256       20,966   SH      SOLE      NONE      20,966         0
SEACOR HOLDINGS INC                COM       811904101     1,203       20,624   SH      SOLE      NONE      20,624         0
SPDR GOLD TRUST                 GOLD SHS     78463V107       894        9,900   SH      SOLE      NONE       9,900         0
SPDR TR                        UNIT SER 1    78462F103     3,507       44,100   SH      SOLE      NONE           0    44,100
SPIRIT AEROSYSTEMS HLDGS INC    COM CL A     848574109       801       80,337   SH      SOLE      NONE      80,337         0
TEEKAY CORPORATION                 COM       Y8564W103     1,101       77,381   SH      SOLE      NONE      77,381         0
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN  Y8565J101       932       81,507   SH      SOLE      NONE      81,507         0
TRAVELERS COMPANIES INC            COM       89417E109     5,170      127,210   SH      SOLE      NONE      61,870    65,340
TW TELECOM INC                     COM       87311L104       909      103,852   SH      SOLE      NONE     103,852         0
ULTRA PETROLEUM CORP               COM       903914109     1,009       28,124   SH      SOLE      NONE      28,124         0
WALTER INDS INC                    COM       93317Q105     1,181       51,640   SH      SOLE      NONE      51,640         0
WHITING PETE CORP NEW              COM       966387102       246        9,500   SH      SOLE      NONE       9,500         0
                                                          67,051    3,450,774                            2,601,916   848,858